American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2025 Portfolio
October 31, 2024

One Choice Blend+ 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 42.4%
Avantis Core Fixed Income Fund G Class	928,684	7,754,509
Avantis Short-Term Fixed Income Fund G Class	115,034	1,096,274
High Income Fund G Class	161,873	1,405,061
Inflation-Adjusted Bond Fund G Class	126,764	1,351,304
Short Duration Inflation Protection Bond Fund G Class	133,758	1,407,136
		13,014,284
Domestic Equity Funds — 32.5%
American Century Low Volatility ETF	22,732	1,222,108
Avantis U.S. Equity Fund G Class	166,354	3,034,302
Avantis U.S. Small Cap Value Fund G Class	16,823	292,880
Focused Large Cap Value Fund G Class	207,135	2,309,555
Growth Fund G Class	32,838	1,988,672
Heritage Fund G Class	8,484	257,663
Mid Cap Value Fund G Class	33,252	560,630
Small Cap Growth Fund G Class(2)	12,466	294,436
		9,960,246
International Fixed Income Funds — 12.7%
Emerging Markets Debt Fund G Class	59,273	529,305
Global Bond Fund G Class	381,975	3,372,843
		3,902,148
International Equity Funds — 12.4%
Avantis Emerging Markets Equity Fund G Class	19,329	238,909
Avantis International Equity Fund G Class	117,562	1,454,242
Focused International Growth Fund G Class	44,565	784,335
Global Real Estate Fund G Class	26,120	362,807
International Small-Mid Cap Fund G Class	6,392	65,454
International Value Fund G Class	99,847	897,629
		3,803,376
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $27,433,866)		30,680,054
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$30,680,054

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$7,943	$256	$381	$(63)	$7,755	929	—	$92
Avantis Short-Term Fixed Income Fund	1,088	36	27	(1)	1,096	115	—	11
High Income Fund	1,449	26	78	8	1,405	162	$2	26
Inflation-Adjusted Bond Fund	1,384	—	43	10	1,351	127	(2)	—
Short Duration Inflation Protection Bond Fund	1,417	18	45	17	1,407	134	—	—
American Century Low Volatility ETF	1,267	—	69	24	1,222	23	15	4
Avantis U.S. Equity Fund	3,200	113	304	25	3,034	166	58	—
Avantis U.S. Small Cap Value Fund	319	13	23	(16)	293	17	3	—
Focused Large Cap Value Fund	2,409	26	176	51	2,310	207	21	16
Growth Fund	2,054	94	203	44	1,989	33	26	—
Heritage Fund	274	—	26	10	258	8	9	—
Mid Cap Value Fund	591	4	37	3	561	33	3	4
Small Cap Growth Fund(3)	312	5	21	(2)	294	12	4	—
Emerging Markets Debt Fund	559	7	41	4	529	59	1	7
Global Bond Fund	3,446	43	146	30	3,373	382	2	—
Avantis Emerging Markets Equity Fund	261	—	23	1	239	19	5	—
Avantis International Equity Fund	1,534	31	86	(25)	1,454	118	12	—
Focused International Growth Fund	827	6	40	(9)	784	45	7	—
Global Real Estate Fund	391	—	44	16	363	26	7	—
International Small-Mid Cap Fund	77	—	8	(4)	65	6	2	—
International Value Fund	944	12	46	(12)	898	100	7	—
	$31,746	$690	$1,867	$111	$30,680	2,721	$182	$160
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.